File Nos. 2-55614
                                                                        811-2625
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]


      Post-Effective Amendment No. 38                                   [X]
                                          and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 38                                                  [X]
                       (Check appropriate box or boxes.)


                          DREYFUS A BONDS PLUS, INC.
              (Exact Name of Registrant as Specified in Charter)

           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York                     10166
           (Address of Principal Executive Offices)                (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Mark N. Jacobs, Esq.
                                 200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


           immediately upon filing pursuant to paragraph (b)
      ----
       X   on August 1, 2000 pursuant to paragraph (b)
      ----
           60 days after filing pursuant to paragraph (a)(1)
      ----
           on     (date)      pursuant to paragraph (a)(1)
              ---------------
      ----
           75 days after filing pursuant to paragraph (a)(2)
      ----
           on     (date)      pursuant to paragraph (a)(2) of Rule 485
              ---------------
      ----


If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----

Dreyfus

A Bonds Plus, Inc.

Investing in fixed-income securities for current income consistent with the preservation of capital and maintenance of liquidity


PROSPECTUS August 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                                                       The Fund

                                                     Dreyfus A Bonds Plus, Inc.
                                               --------------------------------

                                                           Ticker Symbol: DRBDX

GOAL/APPROACH

The fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests at least 80% of its net assets in fixed-income securities that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities. The remainder of the fund's assets may be invested in fixed-income securities rated lower than A or the unrated equivalent as determined by Dreyfus.

The fixed-income securities in which the fund  may invest include:

(pound) bonds, debentures and notes

(pound) mortgage-related securities, including CMOs

(pound) asset-backed securities

(pound) convertible debt obligations, preferred stock and convertible preferred stock

(pound) municipal obligations and zero coupon bonds

(pound) money market instruments

The fund may invest up to 10% of its net assets in foreign securities.

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans. CMOs may be issued by government agencies or private issuers.


RATINGS: represent the opinions of rating agencies (like Moody's and Standard & Poor's) as to the quality of fixed-income securities. Ratings are relative and subjective and are not absolute standards of quality.





<PAGE 2>

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Although the fund invests primarily in high quality bonds, it may invest to a limited extent in high-yield bonds which involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. The prices of high-yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general.

Other risk factors could have an effect on the fund's performance, including:

(pound) if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price

(pound) the price and yield of foreign debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

Under adverse market conditions, the fund could invest up to all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Other potential risks


Most mortgage-related securities are a form of derivative. The fund at times, may also invest in other derivative securities, such as options and futures. Derivatives can be illiquid and highly sensitive to changes in their underlying securities, interest rate or index and, as a result, can be highly volatile. Certain derivatives, at times, may be used to leverage the portfolio, meaning that a small investment could have a potentially large impact on the fund.


If the fund's mortgage-related securities are paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.


The fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.






<PAGE 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's performance over time to that of the Lehman Brothers Aggregate Bond Index* and the Merrill Lynch Domestic Master Index, unmanaged bond performance benchmarks. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


4.80    18.76   8.21    14.95   -6.16   20.31   2.63    9.55    2.68    1.77
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                                 Q2 '95         +7.36%

WORST QUARTER:                                Q1  '94        -4.32%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/00 WAS 4.09%.
                        --------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                              1 Year               5 Years            10 Years
                                      -----------------------------------------------------------------------------------------

FUND                                                                          1.77%               7.17%                7.46%

LEHMAN BROTHERS

AGGREGATE

BOND INDEX*                                                                  -0.82%               7.73%                7.70%

MERRILL LYNCH
DOMESTIC MASTER
INDEX                                                                        -0.96%               7.74%                7.75%

*THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS THE FUND'S PRIMARY INDEX BECAUSE
SUCH INDEX PROVIDES MORE FREQUENT STATISTICAL INFORMATION.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.65%

Shareholder services fee                                                  0.14%


Other expenses                                                            0.21%
                         -------------------------------------------------------

TOTAL                                                                     1.00%
                        --------------------------------------------------------


Expense example

                                     1 Year               3 Years                    5 Years                          10 Years
                                     -------------------------------------------------------------------------------------------

                                     $102                  $318                       $552                            $1,225



                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.


OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund





<PAGE 5>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $129 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus an annual management fee of 0.65% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Portfolio management

The Dreyfus taxable fixed income team, which consists of sector specialists, collectively makes investment decisions for the fund. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.





<PAGE 6>

FINANCIAL HIGHLIGHTS

This  table  describes  the fund's performance for the fiscal periods indicated.
" Total  return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                    YEAR ENDED MARCH 31,


                                                            2000           1999            1998            1997           1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                       13.99           14.75          14.13           14.47          13.75

Investment operations:

      Investment income -- net                               .85             .83            .89             .88            .92

      Net realized and unrealized
      gain (loss) on investments                            (.34)           (.54)           .79            (.34)           .73

Total from investment operations                             .51             .29           1.68             .54           1.65

Distributions:

      Dividends from investment
      income -- net                                         (.85)           (.84)          (.89)           (.88)          (.93)

      Dividends from net realized gain
      on investments                                          --            (.21)          (.17)             --             --

Total distributions                                         (.85)          (1.05)         (1.06)           (.88)          (.93)

Net asset value, end of period                             13.65           13.99          14.75           14.13          14.47

Total return (%)                                            3.85            2.05          12.20            3.88          12.12
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                   1.00             .96            .95             .96            .93

Ratio of net investment income
to average net assets (%)                                   6.20            5.78           6.07            6.12           6.32

Portfolio turnover rate (%)                               557.83          255.27         374.30          415.69         165.50
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                    453,295         576,499        648,372         571,580        598,551



                                                                       The Fund



<PAGE 7>

                                                                Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

EDUCATION IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT DREYFUS OR YOUR TAX PROFESSIONAL.





<PAGE 8>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

(pound) if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

(pound) the  fund  will not honor redemption checks, or
        process   wire,  telephone  or  TeleTransfer  redemption
        requests,  for  up  to eight business days following the
        purchase of those shares
--------------------------------------------------------


Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------


CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:


(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days


(pound) requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies


IF YOUR ACCOUNT FALLS BELOW 50 SHARES, the fund may ask you to increase your balance. If it is still below 50 shares after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

THE FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound) change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.



<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------


Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions


Except in tax-deferred accounts, any sale or exchange of fund shares, including through the checkwriting privilege, may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.


                                                                Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                          from a designated bank account

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 12>


Checkwriting privilege


YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee may be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging before investing into any fund that has one.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access


YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

(pound)  for SEP-IRAs, Keogh
         accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


                                                                Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387



           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900051868

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.



           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.



           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105



WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051868

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.











<PAGE 14>

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 15>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

           By Telephone


          Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.



          Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).



WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051868

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).


ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.










<PAGE 16>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 17>

                                                           For More Information

                        Dreyfus A Bonds Plus, Inc.
                        -----------------------------

                        SEC file number:  811-2625

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund' s performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation                                  084P0800

-------------------------------------------------------------------

                           DREYFUS A BONDS PLUS, INC.


                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 2000


-------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus A Bonds Plus, Inc. (the "Fund"), dated August 1, 2000, as may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


           Call Toll Free 1-800-645-6561
           In New York City -- Call 1-718-895-1206
           Outside the U.S. -- Call 516-794-5452

      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS


                                                                 Page

Description of the Fund..........................................B-2
Management of the Fund...........................................B-22
Management Arrangements..........................................B-26
How to Buy Shares................................................B-29
Shareholder Services Plan........................................B-31
How to Redeem Shares.............................................B-32
Shareholder Services.............................................B-35
Portfolio Transactions...........................................B-39
Determination of Net Asset Value.................................B-39
Dividends, Distributions and Taxes...............................B-40
Performance Information..........................................B-42
Information About the Fund.......................................B-43
Counsel and Independent Auditors.................................B-44
Appendix.........................................................B-45

                             DESCRIPTION OF THE FUND

      The Fund is a Maryland corporation that was organized on February 23, 1976. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.


      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


Certain Portfolio Securities

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

      Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


      Municipal Obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

      While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

      Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

      The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

      Mortgage-Related Securities. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

Residential Mortgage-Related Securities--The Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

      Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Commercial Mortgage-Related Securities--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities--The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations ("CMOs") and Multi-Class
Pass-Through-Securities--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

      Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities--The Fund also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying securities' principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Real Estate Investment Trusts--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

      REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

Adjustable-Rate Mortgage Loans ("ARMs")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other nongovernmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      Asset-Backed Securities. Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

      U.S. Treasury Inflation Protection Securities. The Fund may invest in U.S. Treasury securities including Treasury Inflation-Protection Securities ("TIPS"), which are securities issued by the U.S. Treasury designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.

      In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

      Zero Coupon Securities. The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TRs are interests in accounts sponsored by the U.S. Treasury.

      Investment Companies. The Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

      Foreign Securities; Foreign Government Obligations; Securities of Supranational Entities. The Fund may invest up to 10% of net assets in foreign securities. Issuers organized outside the United States that have a majority of their assets or derive a majority of their annual revenue in the United States shall be deemed to be U.S. issuers and not foreign issuers for purposes of the Fund's policy of investing up to 10% of its assets in foreign securities. The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentality's that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

      Money Market Instruments. The Fund may invest in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Under normal market conditions, the Fund does not expect to have more than 20% of its net assets invested in money market instruments and does not intend to invest more than 5% of its assets in any one of these types of instruments. However, when the Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments.

Investment Techniques

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      Leverage. Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

      Short-Selling. In these transactions, the Fund sells a security it does not own anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

      Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

      The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns.

      Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets at such a level that the amount segregated, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

      Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      Derivatives. The Fund may invest in, or enter into, derivatives, such as options and futures, mortgage-related securities and asset-backed securities, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

      If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


      Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions--In General. The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.


      Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Options--In General. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.


      A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid securities having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

      The Fund may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates and prices of securities underlying options. To the extent such predictions are incorrect, the Fund may incur losses.

      Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

      Forward Roll Transactions. To enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

      Forward Commitments. The Fund may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. At no time will the Fund have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

      Foreign Currency Transactions. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


      Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.


Investment Considerations and Risks


      Fixed-Income Securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Fund, such as those rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and BBB or lower by Standard & Poor's Rating Group ("S&P"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff", and together with Moody's, S&P and Fitch, the "Ratings Agencies"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

      Lower Rated Securities. The Fund may invest up to 20% of its assets in higher yielding (and therefore higher risk) debt securities such as those rated Ba by Moody's or BB by S&P, Fitch or Duff, or as low as the lowest rating assigned a Rating Agency. Such securities, though higher yielding, are characterized by risk. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

      Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.


      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

      These securities may be particularly susceptible to economic downturns. It is likely that an economic recession would disrupt severely the market for such securities and have an adverse impact on the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon, which would increase the incidence of default for such securities.

      The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.


      The average distribution of investments of the Fund in corporate bonds (excluding convertible preferred stock and convertible bonds) by ratings for the fiscal year ended March 31, 2000, calculated monthly on a dollar weighted basis, was as follows:


        Moody's       or   S&P, Fitch or Duff    Percentage
        -------            ------------------    ----------
          Aaa                      AAA             41.1%
           Aa                      AA              10.3%
           A                        A              31.8%
          Baa                      BBB              9.7%
           Ba                      BB               5.5%
           B                        B               2.9%
           NR                      NR                .6%*
                                               ---------
                                                  101.9%**

---------------------
* Included in the Not Rated category are securities comprising .6% of the Fund's market value which, while not rated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Aa/AA .1%, A/A .3%, and B/B .2%.
** The Fund also owns convertible preferred stocks rated: - BB .2% and CCC .7% and convertible bonds - A .1% and BB .1%.


      The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities and pay-in-kind bonds, in which the Fund may invest up to 5% of its total assets. Pay-in-kind bonds pay interest through the issuance of additional securities. Zero coupon securities and pay-in-kind bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

      Mortgage-Related Securities. Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate CMOs, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

      Foreign Securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of foreign securities usually are held outside the United States, the Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      Simultaneous Investments. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

      2. Underwrite the securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities, and except that the Fund may bid separately or as part of a group for the purchase of municipal obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      3. Purchase or sell real estate, commodities or oil and gas interests, provided that the Fund may purchase and sell securities that are secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or real estate investment trusts and hold and sell real estate as a result of ownership of such securities or instruments, and provided further that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      4. Make loans to others, except through the purchase of debt obligations or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of the Fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      5. With respect to 75% of the value of its total assets, invest more than 5% of its assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of such issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or institutions which may be purchased without limitation.


      6. Invest more than 25% of its assets in any particular industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restriction Nos. 1, 3, 8 and 12 may be deemed to give rise to a senior security.

      8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

      9. Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:



      The Dreyfus Corporation.............Investment Adviser
      Dreyfus Service Corporation.........Distributor
      Dreyfus Transfer, Inc...............Transfer Agent
      Mellon Bank, N.A....................Custodian



      Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Services Inc.), a provider of various outsourcing functions for small and medium sized companies, and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and all other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID P. FELDMAN, Board Member. A director of several mutual funds in the 59
      Wall Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in May 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 60 years old and his address is 466 Lexington Avenue, New York, New York 10017.

ROBERT R. GLAUBER, Board Member. Adjunct Lecturer, Center for Business and
      Government at the John F. Kennedy School of Government, Harvard University since January 1992. He was Under Secretary of the Treasury for Finance at the U.S. Treasury Department from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advancement Management Program. He is Chairman of Measurisk.com, an Internet provider of risk management to institutional investors, and a director of the Dun & Bradstreet Corp., XL Capital, Ltd., a Bermuda - based insurance company, National Association of Securities Dealers, Inc., NASD Regulation, Inc. and the Federal Reserve Bank of Boston. He is 60 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.

JAMES F. HENRY, Board Member. President of the CPR Institute for Dispute
      Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation. He was a partner of Lovejoy, Wasson & Ashton from January 1977 to September 1979. He was President and director of the Edna McConnell Clark Foundation, a philanthropic organization, from September 1971 to December 1976. He is 69 years old and his address is c/o CPR Institute for Dispute Resolution, 366 Madison Avenue, New York, New York 10017.


ROSALIND GERSTEN JACOBS, Board Member. Merchandise and marketing Consultant.
      From 1997 to 1998, Director of Merchandise and Marketing of Corporate Property Investors, a real estate investment company. From 1974 to 1976, she was owner and manager of a merchandise and marketing consulting firm. Prior to 1974, she was a Vice President of Macy's, New York. She is 74 years old and her address is c/o Corporate Property Investors, 305 East 47th Street, New York, New York 10017.



DR. PAUL A. MARKS, Board Member. President-Emeritus of Memorial
      Sloan-Kettering Cancer Center. From 1980 to 1999, he was President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center. He is also a director emeritus of Pfizer, Inc., a pharmaceutical company, where he served as a director from 1978 to 1996; and a director of Tularik, Inc., a biotechnology company. He was Vice President for Health Sciences and Director of the Cancer Center at Columbia University from 1973 to September 1980, and Professor of Medicine and of Human Genetics and Development at Columbia University from 1968 to 1982. He was a director of Life Technologies, Inc., a life science company producing products for cell and molecular biology and microbiology from 1986 to 1996 and a director of Genos, Inc., a genomics company from 1996 to 1999. He is 73 years old and his address is c/o Memorial Sloan-Kettering Cancer Center, 1275 York Avenue, New York, New York 10021.

DR. MARTIN PERETZ, Board Member. Editor-in-Chief of The New Republic magazine and a lecturer in Social Studies at Harvard University, where he has been a member of the faculty since 1965. He is a trustee of The Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education. Dr. Peretz is also Co-chairman of The Street.com, a financial daily on the Web. He is a director of The Electronic Newsstand, a distributor of magazines on the Web and Digital Learning Group, LLC, an on-line publisher of college textbooks. He was a director of Bank Leumi Trust Company of New York and Carmel Container Corporation from 1988 to 1991, and LeukaSite Inc., a biopharmaceutical company, from 1993 to 1999. Dr. Peretz is 60 years old and his address is c/o The New Republic, 1220 19th Street, N.W., Washington, D.C. 20036.

BERT W. WASSERMAN, Board Member. Financial Consultant. He is also a director of
      Malibu Entertainment International, Inc., the Lillian Vernon Corporation, Winstar Communications, Inc. and PSC Inc., a leading manufacturer and marketer of bar code scanners. From January 1990 to March 1995, he was Executive Vice President and Chief Financial Officer, and from January 1990 to March 1993, a director, of Time Warner Inc.; from 1981 to 1990, he was a member of the office of the President and a director of Warner Communications, Inc. He is 68 years old and his address is 126 East 56th Street, Suite 12 North, New York, New York 10022-3613.

      The Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.

      The Fund typically pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $6,000 per meeting ($500 per telephone meeting) attended for the Fund and eight other funds in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. Prior to January 1, 2000, each Board member received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended March 31, 2000, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* for the year ended December 31, 1999, is as follows:


                                                 Total Compensation
                                                 from Fund and Fund
                              Aggregate               Complex
 Name of Board Member     Compensation from      Paid to Board Members
                                     Fund**


Joseph S. DiMartino           $5,985                 $642,177 (189)

David P. Feldman              $4,791                 $188,875 (56)

John M. Fraser, Jr.+          $4,791                 $  78,000 (41)

Robert R. Glauber             $4,291                 $  94,250 (40)

James F. Henry                $4,791                 $  53,750 (28)

Rosalind Gersten Jacobs       $4,791                 $  92,250 (44)

Irving Kristol++              $3,900                 $  50,250 (28)

Dr. Paul A. Marks             $4,291                 $  53,750 (28)

Dr. Martin Peretz             $4,791                 $  54,500 (28)

Bert W. Wasserman             $4,791                 $  53,750 (28)


---------------------------
* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.
** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $6,141 for all Board members as a group.
+     Emeritus Board member since May 24, 2000.
++    Emeritus Board member since January 22, 2000.


Officers of the Fund


STEPHEN E. CANTER, President. President, Chief Operating Officer, Chief
      Investment Officer and a director of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

JOSEPH CONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

MARK N. JACOBS, Vice President. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

MICHAEL A. ROSENBERG, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

STEVENF. NEWMAN, Assistant Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

ROBERT R. MULLERY, Assistant Secretary. Assistant General Counsel of the
      Manager, and an officer of other investment companies advised and administered by the Manager. He is 48 years old.

WILLIAM MCDOWELL, Assistant Treasurer. Senior Accounting Manager-Taxable Fixed
      Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.


      The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on July 5, 2000.

      The following shareholders owned of record, 5% or more of the outstanding voting securities of the Fund on July 5, 2000: Nationwide QPVA c/o IPO CO 67, Columbus, Ohio 43218 - 19.11% and Charles Schwab & Co., Inc. Reinvest Account, San Francisco California 94104 - 7.95%.



                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Manager and the Fund. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event its continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman--Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President--Product Development; Mary Beth Leibig, Vice President--Human Resources; Ray Van Cott, Vice President--Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers, who comprise the Manager's Taxable Fixed-Income Committee are Dominick DeAlto, Michael Hoeh, William Howarth, Roger King, John Koerber and Gerald E. Thunelius. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

      Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

      The Manager's Code of Ethics (the "Code") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code's preclearance and disclosure procedures, and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in funds(s) they manage or for which they otherwise provide investment advice.


      The Manager maintains office facilities on behalf of the Fund and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining corporate existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.65% of the value of the Fund's average daily net assets. All expenses are accrued daily and deducted before declaration of dividends to investors. The management fees paid by the Fund to the Manager for the fiscal years ended March 31, 1998, 1999 and 2000 amounted to $3,914,925, $3,967,610 and $3,225,750, respectively.

      The Manager has agreed that if the aggregate expenses of the Fund, excluding taxes, brokerage commissions and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, but including the management fee, exceed 1 1/2% of the average value of the Fund's net assets for the fiscal year, the Fund may deduct from the fees to be paid to the Manager, or the Manager will bear such excess expenses. No expense reimbursement was required under the Agreement for fiscal 1998, 1999 and 2000.


      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


      Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family or Funds or certain other products made available by the Distributor to such plan or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, N.A. (the "Custodian"), the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

      General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to further vary the initial and subsequent investment minimum requirements at any time.

      Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other authorized entity. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value per share, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

      For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

      Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require the following: that the customer invest more than the $1,000 minimum investment through dealers; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

      There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other financial institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from the investor's account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

      Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                            SHAREHOLDER SERVICES PLAN


      The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services related to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

      For the fiscal year ended March 31, 2000, the Fund was paid $710,776 pursuant to the Plan.



                              HOW TO REDEEM SHARES


      General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor Checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege for a period of eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

      Checkwriting Privilege. The Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.


      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

      This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

      Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day if the Transfer Agent receives a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                    Transfer Agent's
         Transmittal Code           Answer Back Sign

              144295                144295 TSSG PREP

      If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


      Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


      Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sells such securities, brokerage charges might be incurred.


      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

      Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

      To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders residing in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.


      Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts." The Fund may modify or terminate this Program at any time.


      Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

      A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRA, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Education IRAs and IRA Rollover Accounts) and 403(b)(7) Plans. Plan support services also are available.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request forms for adoption of such plans from the Distributor.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

      You should read the prototype retirement plan and the form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                             PORTFOLIO TRANSACTIONS


      Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions or concessions were paid by the Fund during the 1998, 1999 and 2000 fiscal years.


      Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                 DETERMINATION OF NET ASSET VALUE

      Valuation of Portfolio Securities. Substantially all of the Fund's investments (excluding short-term investments) are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio of securities) valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are carried at amortized cost, which approximates value. Other investments that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Investments traded in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that the Fund qualified as a "regulated investment company" under the Code for the fiscal year ended March 31, 2000. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on its net investment income and net realized capital gains to the extent such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      The Fund ordinarily declares and pays dividends from net investment income monthly, and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.

      If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.


      Gain or loss, if any, realized by the Fund from certain forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

      Offsetting positions held by the Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.




      If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.


      Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Fund could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may be required to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


                             PERFORMANCE INFORMATION


      The Fund's current yield for the 30-day period ended March 31, 2000 was 6.35%. Current yield is computed pursuant to a formula which operates as follows: The amount of the Fund's expenses accrued for the 30-day period is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

      The Fund's average annual total return for the one, five and ten year periods ended March 31, 2000 was 3.85%, 6.73% and 8.04%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

      The Fund's total return for the period June 25, 1976 to March 31, 2000 was 665.82%. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


      Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Consumer Price Index, Lipper Analytical Services, Inc., Moody's Bond Survey Bond Index, Lehman Brothers Corporate Bond Index, Salomon Smith Barney High Grade Index, Morningstar, Inc., IBC Bond Fund Report and other industry publications. From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 and 1997)."


                           INFORMATION ABOUT THE FUND

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      The Fund sends annual and semi-annual financial statements to all its shareholders.


                 COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

      Ernst & Young LLP, independent auditors, 787 Seventh Avenue, New York, New York 10019, have been selected as the Fund's independent auditors.

                                    APPENDIX


      Description of certain S&P and Moody's ratings:

S&P

Debt Ratings

                                       AAA

      Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC, C

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       BB

      Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

      Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

      Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

                                       CC

      The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

      The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

                                        D

      Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

Commercial Paper Ratings

      The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements, long-term senior debt is rated "A" or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are unquestioned.

Moody's

Debt Rating
                                       Aaa


      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                       Aa


      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


                                        A


      Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                       Baa


      Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


                                       Ba


      Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


                                        B


      Bonds rated B generally lack characteristics of the desired investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                                       Caa


      Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


                                       Ca


      Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


                                        C


      Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major ratings categories, except in the Aaa category and in categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

      Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

      Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

      Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

      Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

      Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

      Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

      Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

      Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                                       AAA

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

      Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

      Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

      Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

      Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.


      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.



                           DREYFUS A BONDS PLUS, INC.

                           PART C. OTHER INFORMATION
                       --------------------------------


Item 23.   Exhibits
-------    ----------


   (a)(1) Registrant's Certificate of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on July 24, 1996.


   (b)     Registrant's By-Laws.


   (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on July 27, 1995.


   (e)     Form of Distribution Agreement.


   (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on July 24, 1996.

   (h)     Shareholder Services Plan is incorporated by reference to Exhibit
           (9) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on July 27, 1995.

   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on July 24, 1996.

   (j)     Consent of Independent Auditors.


   (p) Code of Ethics adopted by the Registrant and its investment adviser and principal underwriter.

-------    -----------------------------------------------------

           Other Exhibits
           --------------

                (a)  Powers of Attorney.


                (b)  Certificate of Assistant Secretary.


Item 24.   Persons Controlled by or under Common Control with Registrant.
-------    -------------------------------------------------------

           Not Applicable

Item 25.   Indemnification
-------    ---------------


           Reference is made to Article SEVENTH of the Registrant's Article of Incorporation incorporated by reference to Exhibit 1(a) hereto, and to Section 2-418 of the Maryland General Corporation law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws incorporated by reference to Exhibit (2) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:


                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant had been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


                Reference is also made to the Distribution Agreement, which is incorporated herein by reference to Exhibit (6).


Item 26.   Business and Other Connections of Investment Adviser.
-------    ----------------------------------------------------

           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
And Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit & Trust Co.+      Director                      6/93 - 1/99
                                                                         Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
And Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates; LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates; LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments and
Senior Vice President
                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++


WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - Present
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

PATRICE M. KOZLOWSKI               NONE
Senior Vice President - Corporate
Communications

MARY BETH LEIBIG                   NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RICHARD TERRES                     None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice-President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
ASSISTANT SECRETARY
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.



Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Debt and Equity Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Fund
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus U.S. Treasury Short Term Fund
61)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)      Dreyfus Pennsylvania Municipal Money Market Fund
63)      Dreyfus Premier California Municipal Bond Fund
64)      Dreyfus Premier Equity Funds, Inc.
65)      Dreyfus Premier International Funds, Inc.
66)      Dreyfus Premier GNMA Fund
67)      Dreyfus Premier Worldwide Growth Fund, Inc.
68)      Dreyfus Premier Municipal Bond Fund
69)      Dreyfus Premier New York Municipal Bond Fund
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund
76)      Dreyfus Tax Exempt Cash Management
77)      The Dreyfus Premier Third Century Fund, Inc.
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund



(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Thomas F. Eggers *                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Stephen Burke *                       Executive Vice President                                   None
Charles Cardona *                     Executive Vice President                                   None
Anthony DeVivio **                    Executive Vice President                                   None
David K. Mossman **                   Executive Vice President                                   None
Jeffrey N. Nachman ***                Executive Vice President and Chief Operations Officer      None
William T. Sandalls, Jr. *            Executive Vice President and Director                      None
Wilson Santos **                      Executive Vice President and Director of Client            None
                                      Services
William H. Maresca *                  Chief Financial Officer                                    None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Frank J. Coates *                     Senior Vice President                                      None
Joseph Connolly *                     Senior Vice President                                      Vice President
                                                                                                 and Treasurer
William Glenn *                       Senior Vice President                                      None
Michael Millard **                    Senior Vice President                                      None
Mary Jean Mulligan **                 Senior Vice President                                      None
Bradley Skapyak *                     Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Jeffrey Cannizzaro *                  Vice President - Compliance                                None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis                      Vice President - Compliance                                None
Walter T. Harris *                    Vice President                                             None
Janice Hayles *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
James Windels *                       Vice President                                             None
James Bitetto *                       Assistant Secretary                                        None


* Principal business address is 200 Park Avenue, New York, NY 10166. **
Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
*** Principal business address is 401 North Maple Avenue, Beverly Hills, CA
90210.


Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None





                                 SIGNATURES
                                 -------------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 17 day of July, 2000.

                          DREYFUS A BONDS PLUS, INC.

           BY:  /s/Stephen E. Canter*
                   STEPHEN E. CANTER, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                  Title                Date

/s/Stephen E. Canter*                  President                      7/17/00
Stephen E. Canter                      (Principal Executive Officer)


/s/Joseph Connolly*                    Vice President & Treasurer     7/17/00
Joseph Connolly                        (Principal Accounting and
                                       Financial Officer)

/s/Joseph S. DiMartino*                Chairman of the Board          7/17/00
Joseph S. DiMartino                    of Directors


/s/David P. Feldman*                   Director                       7/17/00
David P. Feldman

/s/Robert R. Glauber*                  Director                       7/17/00
Robert R. Glauber

/s/James F. Henry*                     Director                       7/17/00
James F. Henry

/s/Rosalind G. Jacobs*                 Director                       7/17/00
Rosalind G. Jacobs

/s/Paul A Marks*                       Director                       7/17/00
Paul A Marks

/s/Martin Peretz*                      Director                       7/17/00
Martin Peretz

/s/Bert W. Wasserman*                  Director                       7/17/00
Bert W. Wasserman



*BY:  /s/Robert R. Mullery
      ---------------------------
      Robert R. Mullery
      Attorney-in-Fact


                                INDEX OF EXHIBITS

Other Exhibits

      (a)  Powers of Attorney dated March 6, 2000............................
           Powers of Attorney dated March 22, 2000...........................

      (b)  Certificate of Assistant Secretary................................

Exhibits

      (b)       By-Laws......................................................

      (e)       Form of Distribution Agreement...............................

      (j)       Consent of Independent Auditors..............................

      (p)       Code of Ethics adopted by the Registrant and its invest-
                ment adviser and principal underwriter.......................